Commitments and Contingent Liabilities (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Research and development projects (in Dollars)	$ 3,723
Pay royalties	4.00%
Maximum aggregate royalties paid	100.00%